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                                                [SHIP LOGO] [VANGUARD/(R)/ LOGO]




VANGUARD/(R)/ CALIFORNIA TAX-EXEMPT FUNDS



SUPPLEMENT TO THE PROSPECTUS DATED MARCH 28, 2008

The FINANCIAL HIGHLIGHTS table for Vanguard California Tax-Exempt Money Market Fund is replaced with the following:

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
                                                                                                          Year Ended November 30,
                                                                        2007         2006         2005         2004         2003
                                                                      -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $1.00        $1.00        $1.00        $1.00        $1.00
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INVESTMENT OPERATIONS
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Net Investment Income                                                   .035         .032         .021         .010         .009
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Net Realized and Unrealized Gain (Loss)
on Investments                                                            --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                        .035         .032         .021         .010         .009
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DISTRIBUTIONS
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Dividends from Net Investment Income                                   (.035)       (.032)       (.021)       (.010)       (.009)
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Distributions from Realized Capital Gains                                 --           --           --           --           --
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Total Distributions                                                    (.035)       (.032)       (.021)       (.010)       (.009)
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NET ASSET VALUE, END OF PERIOD                                         $1.00        $1.00        $1.00        $1.00        $1.00
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TOTAL RETURN/1/                                                        3.55%        3.24%        2.17%        1.05%        0.91%
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RATIOS/SUPPLEMENTAL DATA
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Net Assets, End of Period (Millions)                                  $8,623       $7,220       $6,162       $4,758       $3,967
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Ratio of Total Expenses to
Average Net Assets                                                     0.10%        0.13%        0.13%        0.13%        0.17%
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Ratio of Net Investment Income to
Average Net Assets                                                     3.49%        3.20%        2.17%        1.06%        0.90%
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1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.



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Vanguard Marketing Corporation, Distributor.                         PS75 042008